Cover	Mar. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2025
Entity File Number	333-271831
Entity Registrant Name	SSHT S&T GROUP LTD
Entity Central Index Key	0001975222
Entity Tax Identification Number	93-0734888
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	61 Forest Hill Road
Entity Address, Address Line Two	Henderson
Entity Address, City or Town	Waitakere City
Entity Address, Country	NZ
Entity Address, Postal Zip Code	0612
City Area Code	86
Local Phone Number	13908301960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false